Stockholders' Equity (Details Textual 1) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Jul. 31, 2015	Mar. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	Mar. 31, 2014	Feb. 28, 2014	May. 31, 2013	Jan. 31, 2012	Dec. 31, 2014	Dec. 31, 2015	Oct. 23, 2015	Jul. 23, 2015	Mar. 24, 2015	Mar. 06, 2014	Feb. 07, 2014	Dec. 31, 2013
Subsidiary, Sale of Stock [Line Items]
Number of common shares, reserved for issuance upon exercise of outstanding warrants										206
Treasury Stock, Value									$ 325	$ 325
Treasury Stock, Shares									5	5
Warrants Weighted Average Exercise Price									$ 36	$ 33						$ 37
Number of common shares callable by warrants									3,583
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued in connection with the conversion of preferred shares, shares									(238)
Settlement of the Indemnification Claim [Member] | Series C Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold in private placement								278
Accretion of beneficial conversion feature on Preferred Shares issued								$ 417
Treasury Stock, Value								$ 325
Treasury Stock, Shares								5
Private Placement [Member] | Series D Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of stock, net	$ 325	$ 1,200		$ 1,070	$ 406	$ 733	$ 1,150
Administrative fees paid in cash	$ 4	$ 33		$ 50	$ 4	$ 47
Fair value of contingent warrants												$ 91	$ 422
Warrant coverage, maximum percentage				100.00%	100.00%	100.00%
Warrants Weighted Average Exercise Price											$ 16	$ 16	$ 29	$ 35	$ 35
Excercise period of warrants or rights	immediately	immediately		immediately	immediately	immediately
Warrants, expiration date	Jul. 22, 2018	Mar. 23, 2018		Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2016
Number of common shares callable by warrants											18	11	22
Private Placement [Member] | Series D One Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold in private placement	329	1,233		1,120	273	520
Private Placement [Member] | Series D Two Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold in private placement					137	260
Stock Conversion [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock converted into common shares during period, shares			238
Common shares issued in connection with the conversion of preferred shares, shares			2